UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

 (Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2019

Date of reporting period: 11/30/2019

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the period ended November 30, 2019, originally filed with the Securities and Exchange Commission on February 10, 2020. The purpose of this filing is to add the schedule of investments (the “SOI”) for the WP Large Cap Income Plus Fund. The SOI was inadvertently omitted from the original filing.

ITEM 1.	REPORTS TO SHAREHOLDERS

Pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), the Annual report to Shareholders of the WP Smaller Companies Income Plus Fund (“WPSMX”), WP International Companies Income Plus Fund (“WPITX”), WP Income Plus Fund (“WPINX”) and WP Large Cap Income Plus Fund (“WPLCX”), each a series of the WP Trust (the “registrant”), for the year ended November 30, 2019 is filed herewith.

  WP Smaller Companies Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPINX)

WP Large Cap Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPLCX)

Series of the

WP Trust

ANNUAL REPORT

November 30, 2019

Investment Adviser

Winning Points Advisers, LLC

129 NW 13th Street, Suite D-26

Boca Raton, Florida 33431

IMPORTANT NOTE:  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WP Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a WP Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.  If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive all future reports in paper free of charge.  You can inform a WP Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.  Your election to receive reports in paper will apply to all funds held with the WP Fund complex/your financial intermediary.

To the shareholders of WPLCX:

What a difference a year makes!

In the WP Large Cap Income Plus Fund’s (“WPLCX”) only sixth year of existence, we were the top ranked Large Cap Value Fund out of 1,209 funds according to one rating service with a return for the 2019 calendar year of 52.08%. Whew.

Per our shareholder letter last year, we said we were positive on the stock market in 2019 and this belief enabled us to maintain our option overlay position which was a large part of the positive performance we delivered.  Performance for the year ended November 30, 2019 was as follows:

Average Annual Total Returns as of November 30, 2019	One Year	Five Years	Since Inception from December 4, 2013 through November 30, 2019
WP Large Cap Income Plus Fund Institutional Class shares	21.50%	11.59%	9.49%
Dow Jones Industrial Average Total Return Index	12.48%	12.19%	12.64%

We are a Large Cap Value Fund and 87% of our assets are in Large Cap stocks paying dividends in the 2% to 5% range. We took new positions in Occidental Petroleum, Scotts Miracle Grow, Alphatec Holdings, and Fortress Transportation, added to positions in Altria, Alibaba Group, Aberdeen Total Dynamics, Catasys, China Mobil, Exxon Mobil, IBM, Skyworks Solutions and Wells Fargo. We sold some shares in Microsoft and Target and sold our positions in BB&T Corp and MGM Corp.

We think interest rates will stay in the same range as 2019 and we remain cautiously optimistic for the stock market in 2020. We anticipate the market will be helped when the first part of the trade deal with China is implemented, possibly starting at some point this year. We think the second half of 2020 will be influenced by political considerations and who the Democrats nominate to run for president. If extreme left leaning candidates i.e. (Warren/Sanders) appear to have legs, the market could get choppy and quite volatile.

In any event, we will collect our dividends and cash from our positive option cash flow process, and you can expect another dividend prior to year- end.

To the shareholders of WPINX:

We are happy to report in our fourth full year of existence, the WP Income Plus Fund (“WPINX”) was the top ranked fund out of 711 Funds in our category, according to one rating service, with a return of 28.39% for the 2019 calendar year.

Our option cash flow process was largely responsible for the performance of WPINX which beat the fund that finished second in our category by 9.09% according to one rating service. Performance for the year ended November 30, 2019 was as follows:

Average Annual Total Returns as of November 30, 2019	One Year ended November 30, 2019	Since Inception from January 4, 2016 through November 30, 2019
WP Income Plus Fund Institutional Class shares	12.90%	6.48%
S&P 500® Total Return Index	16.11%	14.38%
Markit iBoxx USD Liquid High Yield Index	10.03%	8.26%

The dividend yield on the fund as of year- end 2019 was 3.1%

There was almost no turnover in the portfolio as we are basically long two ETFs: SPDR Bloomberg Barclays High Yield (JNK) and iShares iBoxx High Yield Corporates (HYG). These have performed very well in the current interest rate environment and since we feel interest rates in 2020 will remain in the same range as last year, we anticipate no change in the Portfolio.

We will collect the dividends and cash flow from our option process and continue to make monthly distributions.

To the shareholders of WPITX:

We are happy to report in our fourth full year in existence, the WP International Companies Income Plus Fund (“WPITX”) was rated number three out of 732 Funds in our category, according to one rating service, with a return of 36.90% for the 2019 calendar year.

The top three funds in our category finished with returns of 38.78%, 38.54%, and WPITX at 36.90%.- according to one rating service. Our option cash flow process was largely responsible for the performance of WPITX. Performance for the year ended November 30, 2019 was as follows:

Average Annual Total Returns as of November 30, 2019	One Year ended November 30, 2019	Since Inception from January 4, 2016 through November 30, 2019
WP International Companies Income Plus Fund Institutional Class shares	14.55%	6.62%
S&P 500® Total Return Index	16.11%	14.38%
MSCI EAFE Index	12.44%	7.38%

We are long three ETFs: iShares MSCI EAFE (EFA), Wisdom Tree Emerging Markets (DGS) and Wisdom Tree International Small Caps (DLS). There was no turnover in the portfolio in 2019. We anticipate adding some common stocks in the International space to possibly enhance WPITX’s performance in 2020. The international space has lagged the performance in the U.S. markets and indications are that this space may have a chance to catch up and thus outperform the markets it has lagged so far. We are optimistic this will happen.

To the shareholders of WPSMX:

We are happy to report in our fourth full year of existence, the WP Smaller Companies Income Plus Fund (“WPSMX”) was the top ranked fund out of 702 Funds in our category, according to one rating service, with a return of 48.28% for the 2019 calendar year.

Our option cash flow process was largely responsible for the performance of WPSMX which beat the fund that finished second in our category by 7.4% according to one rating service. Performance for the year ended November 30, 2019 was as follows:

Average Annual Total Returns as of November 30, 2019	One Year ended November 30, 2019	Since Inception from January 4, 2016 through November 30, 2019
WP Smaller Companies Income Plus Fund Institutional Class shares	12.62%	11.57%
S&P 500® Total Return Index	16.11%	14.38%
Russell 2000® Total Return Index	7.51%	11.82%

We added to our positions in Alphatec Holdings, Catasys and IShares Russell 2000 Index Fund, and took new positions in Cronus Group, Cytosorbents Corp, and Hill International. The Small Cap space finished 2019 with a flourish and we expect 2020 to continue that trend. We think the new trade deal with China could be very good for smaller companies. We are actually the most bullish on the Small Cap market and will continue to look for new investments to add to WPSMX.

As always, thank you for your confidence in us and we feel the performance of all four funds in 2019 was a vindication of that confidence and we hope 2020 will be as well.

John Brandt	Charles S Soll
Portfolio Manager	Portfolio Manager

WP Trust	ANNUAL REPORT

WP Smaller Companies Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2019 (Unaudited)

The investment objective of the WP Smaller Companies Income Plus Fund (the “Fund” or “Smaller Companies Fund”) is total return.  The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the Russell 2000® Index or the S&P 500® Index. The portfolio managers will strategically allocate the Smaller Companies Fund’s resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Smaller Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold.  The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500® Index (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline.  The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2019 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Options Purchased.

WP Trust	ANNUAL REPORT

WP Smaller Companies Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2019 (Unaudited)

Average Annual Total Returns as of November 30, 2019	One Year ended November 30, 2019	Since Inception from January 4, 2016 through November 30, 2019
WP Smaller Companies Income Plus Fund Institutional Class shares	12.62%	11.57%
S&P 500® Total Return Index	16.11%	14.38%
Russell 2000® Total Return Index	7.51%	11.82%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP Smaller Companies Income Plus Fund versus the S&P 500 Total Return Index and the Russell 2000® Total Return Index. The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Russell 2000® Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indexes; so too with the WP Smaller Companies Income Plus Fund, which will generally not invest in all the securities comprising each index.

WP Trust	ANNUAL REPORT

WP International Companies Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2019 (Unaudited)

The investment objective of the WP International Companies Income Plus Fund (the “Fund” or “International Companies Fund”) is total return.  The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities and depositary receipts of internationally-domiciled issuers (“Underlying International Funds”). The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

The Adviser will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500® Index. The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The International Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500® Index (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2019 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Options Purchased.

WP Trust	ANNUAL REPORT

WP International Companies Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2019 (Unaudited)

Average Annual Total Returns as of November 30, 2019	One Year ended November 30, 2019	Since Inception from January 4, 2016 through November 30, 2019
WP International Companies Income Plus Fund Institutional Class shares	14.55%	6.62%
S&P 500® Total Return Index	16.11%	14.38%
MSCI EAFE Index	12.44%	7.38%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP International Companies Income Plus Fund versus the S&P 500® Total Return Index and the MSCI EAFE Index. The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The MSCI EAFE Index is a free-float weighted equity index that covers DM countries in Europe, Australasia, Israel and the Far East. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the MSCI EAFE Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indexes; so too with the WP International Companies Income Plus Fund, which will generally not invest in all the securities comprising each index.

WP Trust	ANNUAL REPORT

WP Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2019 (Unaudited)

The investment objective of the WP Income Plus Fund (the “Fund” or “Income Fund”) is total return.  The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and exchange-traded funds (“ETFs”) that primarily invest in fixed-income securities (“Underlying Bond Funds”).  The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment-grade are also known as “junk bonds” and are speculative in nature. The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

The Adviser will generally buy and sell options linked to either the Markit iBoxx USD Liquid High Yield Index or the S&P 500® Index. The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500® Index (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2019 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Options Purchased.

WP Trust	ANNUAL REPORT

WP Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2019 (Unaudited)

Average Annual Total Returns as of November 30, 2019	One Year ended November 30, 2019	Since Inception from January 4, 2016 through November 30, 2019
WP Income Plus Fund Institutional Class shares	12.90%	6.48%
S&P 500® Total Return Index	16.11%	14.38%
Markit iBoxx USD Liquid High Yield Index	10.03%	8.26%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP Income Plus Fund versus the S&P 500 Total Return Index and the Markit iBoxx USD Liquid High Yield Index. The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Markit iBoxx USD Liquid High Yield Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indexes; so too with the WP Income Plus Fund, which will generally not invest in all the securities comprising each index.

WP Trust	ANNUAL REPORT

WP Large Cap Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2019 (Unaudited)

The investment objective of the WP Large Cap Income Plus Fund (the “Fund” or “Large Cap Fund”) is total return.  To meet its investment objective, the Large Cap Fund will invest 80% of its total assets in large cap domestic equity securities and exchange-traded funds (“ETFs”) that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Large Cap Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

The Adviser intends to sell covered call options on a portion of the Large Cap Fund’s stock holdings.  The extent of option selling will depend on market conditions and the Adviser’s consideration of the advantages of selling call options on the Large Cap Fund’s equity investments.

The Large Cap Fund may also sell put options on stocks and ETFs the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold.  The Large Cap Fund may, in certain circumstances, purchase put options on the S&P 500® Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline.  The extent of option selling and purchasing activity depends on market conditions and the Adviser’s judgment. The Large Cap Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Large Cap Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.  The Large Cap Fund seeks to minimize the effects of inflation on its portfolio.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2019 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Options Purchased.

WP Trust	ANNUAL REPORT

WP Large Cap Income Plus Fund

INVESTMENT HIGHLIGHTS

November 30, 2019 (Unaudited)

Average Annual Total Returns as of November 30, 2019	One Year	Five Years	Since Inception from December 4, 2013 through November 30, 2019
WP Large Cap Income Plus Fund Institutional Class shares	21.50%	11.59%	9.49%
Dow Jones Industrial Average Total Return Index	12.48%	12.19%	12.64%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP Large Cap Income Plus Fund versus the Dow Jones Industrial Average Total Return Index. The Dow Jones Industrial Average Index is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Dow Jones Industrial Average Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the WP Large Cap Income Plus Fund, which will generally not invest in all the securities comprising the index.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2019	ANNUAL REPORT

	Shares	Fair Value
COMMON STOCKS - 17.35%

Commercial Services - 0.31%
Hill International, Inc. (a) (b)	10,000	$31,600

Healthcare - Products - 5.76%
Alphatec Holdings, Inc. (a) (b)	70,000	493,500
CytoSorbents Corp. (a) (b)	24,000	95,760
		589,260
Healthcare - Services - 9.94%
Catasys, Inc. (a) (b)	66,000	1,016,400

Household Products & Wares - 1.34%
Cronos Group, Inc. (a) (b)	20,000	137,000

TOTAL COMMON STOCKS (Cost $936,148)		1,774,260

EXCHANGE-TRADED FUND - 93.31%

Equity Fund - 93.31%
iShares Russell 2000 ETF (a)	59,000	9,544,430

TOTAL EXCHANGE-TRADED FUND (Cost $7,835,668)		9,544,430

OPTIONS PURCHASED (Cost $47,580) - 0.22% (c)		23,100

SHORT-TERM INVESTMENT - 2.52%
Federated Government Obligations Fund - Institutional Class, 1.53%(d)	257,552	257,552

TOTAL SHORT-TERM INVESTMENT (Cost $257,552)		257,552

TOTAL INVESTMENTS (Cost $9,076,948) – 113.40%		$11,599,342

OPTIONS WRITTEN (Proceeds $1,153,943) - (15.16%) (e)		(1,551,135)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.76%		180,367

NET ASSETS - 100%		$10,228,574

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Non-income producing security.
(c)	Please refer to the Schedule of Options Purchased for details of options purchased.
(d)	Rate shown represents the 7-day effective yield at November 30, 2019, is subject to change and resets daily.
(e)	Please refer to the Schedule of Options Written for details of options written.

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
November 30, 2019	ANNUAL REPORT

OPTIONS PURCHASED - 0.22%
PUT OPTIONS PURCHASED - 0.22%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	108	$26,190,000	$2,425.00	12/31/2019	$2,700
CBOE S&P 500 Index	102	$25,500,000	$2,500.00	1/31/2020	20,400
TOTAL PUT OPTIONS PURCHASED (Cost $47,580)					23,100

TOTAL OPTIONS PURCHASED (Cost $47,580)					$23,100

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
November 30, 2019	ANNUAL REPORT

OPTIONS WRITTEN - (15.16)%
CALL OPTIONS WRITTEN - (7.34)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value
CBOE S&P 500 Index	41	$13,017,500	$3,175.00	12/18/2020	$750,710

TOTAL CALL OPTIONS WRITTEN (Proceeds $295,765)					750,710

PUT OPTIONS WRITTEN - (7.82)%
CBOE S&P 500 Index [2]	101	$26,765,000	$2,650.00	12/18/2020	800,425

TOTAL PUT OPTIONS WRITTEN (Proceeds $858,178)					800,425

TOTAL OPTIONS WRITTEN (Proceeds $1,153,943)					$1,551,135

[1]	Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

2Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2019	ANNUAL REPORT

EXCHANGE-TRADED FUNDS- 109.35%	Shares	Fair Value

Equity Funds - 109.30%
iShares MSCI EAFE ETF (a)	155,000	$10,567,900
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	9,850	447,289
WisdomTree International SmallCap Dividend Fund(a)	6,516	444,120
		11,459,309

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,257,991)		11,459,309

OPTIONS PURCHASED (Cost $49,842) - 0.23% (b)		24,225

SHORT-TERM INVESTMENT - 3.05%
Federated Government Obligations Fund - Institutional Class, 1.53% (c)	320,106	320,106
TOTAL SHORT-TERM INVESTMENT (Cost $320,106)		320,106

TOTAL INVESTMENTS (Cost $10,627,939) – 112.58%		$11,803,640

OPTIONS WRITTEN (Proceeds $1,218,068) - (15.70%) (d)		(1,645,690)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.12%		326,765

NET ASSETS - 100%		$10,484,715

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Options Purchased for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at November 30, 2019, is subject to change and resets daily.
(d)	Please refer to the Schedule of Options Written for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
November 30, 2019	ANNUAL REPORT

OPTIONS PURCHASED - 0.23%
PUT OPTIONS PURCHASED - 0.23%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	113	$27,402,500	$2,425.00	12/31/2019	$2,825
CBOE S&P 500 Index	107	$26,750,000	$2,500.00	1/31/2020	21,400
TOTAL PUT OPTIONS PURCHASED (Cost $49,842)					24,225

TOTAL OPTIONS PURCHASED (Cost $49,842)					$24,225

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
November 30, 2019	ANNUAL REPORT

OPTIONS WRITTEN - (15.70)%
CALL OPTIONS WRITTEN - (7.69)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value
CBOE S&P 500 Index	44	$13,970,000	$3,175.00	12/18/2020	$805,640

TOTAL CALL OPTIONS WRITTEN (Proceeds $317,406)					805,640

PUT OPTIONS WRITTEN - (8.01)%
CBOE S&P 500 Index [2]	106	$28,090,000	$2,650.00	12/18/2020	840,050

TOTAL PUT OPTIONS WRITTEN (Proceeds $900,662)					840,050

TOTAL OPTIONS WRITTEN (Proceeds $1,218,068)					$1,645,690

[1]	Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.
[2]

Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2019	ANNUAL REPORT

EXCHANGE-TRADED FUNDS - 111.04%	Shares	Fair Value

Debt Funds - 111.04%
iShares iBoxx High Yield Corporate Bond ETF (a)	120,400	$10,467,576
SPDR Bloomberg Barclays High Yield Bond ETF (a)	61,000	6,608,740
		17,076,316

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,976,638)		17,076,316

CLOSED-END FUND- 2.02%

Closed-End Fund - 2.02%
Alpine Total Dynamic Dividend Fund (a)	36,000	310,320

TOTAL CLOSED-END FUND (Cost $301,627)		310,320

OPTIONS PURCHASED (Cost $89,792) - 0.26% (b)		40,850

SHORT-TERM INVESTMENT - 1.21%
Federated Government Obligations Fund - Institutional Class, 1.53% (c)	186,196	186,196
TOTAL SHORT-TERM INVESTMENT (Cost $186,196)		186,196

TOTAL INVESTMENTS (Cost $17,554,253) – 114.53%		$17,613,682

OPTIONS WRITTEN (Proceeds $2,007,617) - (17.52%) (d)		(2,694,810)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.99%		459,834

NET ASSETS - 100%		$15,378,706

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Options Purchased for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at November 30, 2019, is subject to change and resets daily.
(d)	Please refer to the Schedule of Options Written for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
November 30, 2019	ANNUAL REPORT

OPTIONS PURCHASED - 0.26%
PUT OPTIONS PURCHASED - 0.26%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	218	$52,865,000	$2,425.00	12/31/2019	$5,450
CBOE S&P 500 Index	177	$44,250,000	$2,500.00	1/31/2020	35,400
TOTAL PUT OPTIONS PURCHASED (Cost $89,792)					40,850

TOTAL OPTIONS PURCHASED (Cost $89,792)					$40,850

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
November 30, 2019	ANNUAL REPORT

OPTIONS WRITTEN - (17.52)%
CALL OPTIONS WRITTEN - (8.45)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value
CBOE S&P 500 Index	71	$22,542,500	$3,175.00	12/18/2020	$1,300,010

TOTAL CALL OPTIONS WRITTEN (Proceeds $512,177)					1,300,010

PUT OPTIONS WRITTEN - (9.07)%
CBOE S&P 500 Index [2]	176	$46,640,000	$2,650.00	12/18/2020	1,394,800

TOTAL PUT OPTIONS WRITTEN (Proceeds $1,495,440)					1,394,800

TOTAL OPTIONS WRITTEN (Proceeds $2,007,617)					$2,694,810

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

2 Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2019	ANNUAL REPORT

COMMON STOCKS - 104.94%	Shares	Fair Value

Aerospace & Defense - 3.80%
Lockheed Martin Corp. (b)	4,200	$1,642,326

Agriculture - 4.67%
Altria Group, Inc. (b)	38,000	1,888,600
Archer-Daniels-Midland Co. (b)	3,000	128,790
		2,017,390
Banks - 22.88%
Bank of America Corp. (b)	69,000	2,299,080
Truist Financial Corp. (b)	4,900	268,128
Citigroup, Inc. (b)	21,000	1,577,520
Goldman Sachs Group, Inc. (b)	2,600	575,510
JPMorgan Chase & Co. (b)	17,200	2,266,272
Lloyds Banking Group PLC - ADR (b)	58,000	179,800
PNC Financial Services Group, Inc. (b)	2,300	352,383
Wells Fargo & Co. (b)	43,600	2,374,456
		9,893,149
Beverages - 4.42%
Diageo PLC - ADR (b)	5,800	947,952
PepsiCo, Inc. (b)	7,100	964,393
		1,912,345
Biotechnology - 0.51%
Biogen, Inc. (a) (b)	300	89,943
Corteva, Inc. (b)	2,500	65,050
Gilead Sciences, Inc. (b)	1,000	67,240
		222,233
Building Materials - 0.20%
Johnson Controls International PLC (b)	2,000	85,660

Computers - 8.50%
Apple, Inc. (b)	10,500	2,806,125
International Business Machines Corp. (b)	6,000	806,700
Leidos Holdings, Inc. (b)	665	60,408
		3,673,233
Diversified Financial Services - 3.55%
BlackRock, Inc. (b)	3,100	1,534,221

Food - 3.37%
Sysco Corp. (b)	18,100	1,457,955

Healthcare - Products - 2.54%
Alphatec Holdings, Inc. (a) (b)	50,000	352,500
Baxter International, Inc. (b)	9,100	745,927
		1,098,427
Healthcare - Services - 4.74%
Catasys, Inc. (a) (b)	133,000	2,048,200

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2019	ANNUAL REPORT

COMMON STOCKS - 104.94% (Continued)	Shares	Fair Value

Housewares - 1.17%
Scotts Miracle-Gro Co. (b)	5,000	$505,400

Insurance - 3.52%
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,520,070

Internet - 0.46%
Alibaba Group Holding Ltd. - ADR (a) (b)	1,000	200,000

Lodging - 0.37%
MGM Resorts International (b)	5,000	159,750

Media - 1.02%
Comcast Corp. - Class A (b)	10,000	441,500

Oil & Gas - 15.54%
BP PLC - ADR (b)	40,000	1,496,800
Chevron Corp. (b)	8,900	1,042,457
China Petroleum & Chemical Corp. - ADR (b)	5,500	307,175
ConocoPhillips (b)	18,000	1,078,920
Exxon Mobil Corp. (b)	28,000	1,907,640
Occidental Petroleum Corp. (b)	23,000	887,110
		6,720,102
Pharmaceuticals - 0.76%
AstraZeneca PLC - ADR (b)	2,800	135,744
Pfizer, Inc. (b)	5,000	192,600
		328,344
Retail - 9.62%
McDonald's Corp. (b)	10,800	2,100,384
Target Corp. (b)	6,000	750,060
Walmart, Inc. (b)	11,000	1,309,990
		4,160,434
Semiconductors - 4.75%
Intel Corp. (b)	32,000	1,857,600
Skyworks Solutions, Inc. (b)	2,000	196,600
		2,054,200
Software - 6.27%
Microsoft Corp. (b)	17,900	2,709,702

Telecommunications - 2.18%
China Mobile Ltd. - ADR (b)	25,000	943,250

Trucking & Leasing - 0.10%
Fortress Transportation & Infrastructure Investors LLC (b)	2,500	45,025

TOTAL COMMON STOCKS (Cost $31,241,019)		45,372,916

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2019	ANNUAL REPORT

	Shares	Fair Value
CLOSED-END FUNDS - 3.90%
Aberdeen Total Dynamic Dividend Fund (b)	30,000	$258,600
Boulder Growth & Income Fund, Inc. (b)	97,000	1,106,770
Special Opportunities Fund, Inc. (b)	22,185	318,814

TOTAL CLOSED-END FUNDS (Cost $1,306,876)		1,684,184

EXCHANGE-TRADED FUNDS - 3.26%

Equity Funds - 3.26%
iShares MSCI EAFE ETF (b)	10,200	695,436
iShares U.S. Financial Services ETF (b)	4,800	712,944
		1,408,380

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,041,345)		1,408,380

OPTIONS PURCHASED (Cost $192,123) - 0.22% (c)		96,025

SHORT-TERM INVESTMENT - 0.58%
Federated Government Obligations Fund - Institutional Shares, 1.53% (d)	249,389	249,389
TOTAL SHORT-TERM INVESTMENT (Cost $249,389)		249,389

TOTAL INVESTMENTS (Cost $34,030,752) – 112.90%		$48,810,894

OPTIONS WRITTEN (Proceeds $4,848,522) - (15.16)% (e)		(6,554,065)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.26%		978,454

NET ASSETS - 100%		$43,235,283

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for options written.
(c)	Please refer to the Schedule of Options Purchased for details of options purchased.
(d)	Rate shown represents the 7-day effective yield at November 30, 2019, is subject to change and resets daily.
(e)	Please refer to the Schedule of Options Written for details of options written.

ADR	- American Depositary Receipt.
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
PLC	- Public Limited Company

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
November 30, 2019	ANNUAL REPORT

OPTIONS PURCHASED - 0.22%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.22%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	433	$105,002,500	$2,425.00	12/31/2019	$10,825
CBOE S&P 500 Index	426	$106,500,000	$2,500.00	1/31/2020	85,200
TOTAL PUT OPTIONS PURCHASED (Cost $192,123)					96,025

TOTAL OPTIONS PURCHASED (Cost $192,123)					$96,025

[1] Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
November 30, 2019	ANNUAL REPORT

OPTIONS WRITTEN - (15.16)%

CALL OPTIONS WRITTEN - (7.37)%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value
CBOE S&P 500 Index	174	$55,245,000	$3,175.00	12/18/2020	$3,185,940

TOTAL CALL OPTIONS WRITTEN (Proceeds $1,219,525)					3,185,940

PUT OPTIONS WRITTEN - (7.79%)		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value
CBOE S&P 500 Index [2]	425	$112,625,000	$2,650.00	12/18/2020	3,368,125

TOTAL PUT OPTIONS WRITTEN (Proceeds $3,628,997)					3,368,125

TOTAL OPTIONS WRITTEN (Proceeds $4,848,522)					$6,554,065

[1] Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

2 Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2019	ANNUAL REPORT

	WP Smaller Companies	WP International Companies		WP Large Cap
	Income Plus Fund	Income Plus Fund	WP Income Plus Fund	Income Plus Fund
Assets:
Cash	$1,110	$1,927	$2,824	$6,858
Investments, at cost	9,076,948	10,627,939	17,554,253	34,030,752
Investments, at value	11,599,342	11,803,640	17,613,682	48,810,894
Deposits at broker for written options	208,463	357,529	493,756	900,376
Receivables:
Interest	403	403	289	721
Dividends	—	—	—	159,326
Prepaid expenses	5,905	3,983	9,441	6,863
Total assets	11,815,223	12,167,482	18,119,992	49,885,038

Liabilities:
Options written, proceeds	$1,153,943	$1,218,068	$2,007,617	$4,848,522
Options written, at value	1,551,135	1,645,690	2,694,810	6,554,065
Payables:
Due to adviser, net	9,200	10,561	17,062	47,427
Accrued distribution (12b-1) fees	2,061	2,147	3,159	7,808
Due to administrator	2,641	2,703	3,251	9,833
Accrued Trustee fees	825	825	825	825
Accrued expenses	20,787	20,841	22,179	29,797
Total liabilities	1,586,649	1,682,767	2,741,286	6,649,755
Net Assets	$10,228,574	$10,484,715	$15,378,706	$43,235,283

Sources of Net Assets:
Paid-in capital	$8,035,509	9,187,875	$15,251,796	$27,184,730
Total distributable earnings	2,193,065	1,296,840	126,910	16,050,553
Total Net Assets (Unlimited shares of beneficial interest authorized)	$10,228,574	$10,484,715	$15,378,706	$43,235,283

Institutional Class Shares:
Net assets	$10,228,574	$10,484,715	$15,378,706	$43,235,283
Shares Outstanding (Unlimited shares of beneficial interest authorized)	682,487	837,686	1,399,657	2,588,149
Net Asset Value, Offering and Redemption Price Per Share	$14.99	$12.52	$10.99	$16.71

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF OPERATIONS

ANNUAL REPORT

	WP Smaller Companies	WP International Companies		WP Large Cap
	Income Plus Fund	Income Plus Fund	WP Income Plus Fund	Income Plus Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2019	November 30, 2019	November 30, 2019	November 30, 2019

Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $0 and $7,067, respectively)	$109,799	$339,736	$928,829	$1,154,643
Interest	6,498	4,229	4,758	11,138
Total investment income	116,297	343,965	933,587	1,165,781

Expenses:
Management fees (Note 5)	118,460	128,311	202,893	505,102
Distribution (12b-1) fees - Institutional Class	14,652	18,533	29,033	70,496
Accounting and transfer agent fees and expenses	35,138	37,070	49,695	90,949
Audit fees	16,150	16,150	16,150	16,150
Legal fees	16,845	16,754	16,754	16,849
Interest expense (a)	53,346	61,036	98,670	194,962
Trustee fees and expenses	12,300	12,300	12,300	10,995
Custodian fees	8,069	8,169	8,571	12,035
Miscellaneous	8,375	8,870	8,766	21,854
Registration and filing fees	2,962	2,483	3,387	3,885
Pricing fees	1,132	1,133	1,084	7,500
Insurance	919	950	1,075	888
Reports to shareholders	216	213	205	304
Compliance officer fees	6,929	6,929	4,233	19,163
Total expenses	295,493	318,901	452,816	971,132
Less: fees waived	(4,552)	(1,223)	—	—
Net expenses	290,941	317,678	452,816	971,132

Net investment income (loss)	(174,644)	26,287	480,771	194,649

Realized gain (loss):
Net realized gain (loss) on:
Investments	(66,637)	—	(7,742)	597,822
Long-term capital gains distributions from other investment companies	—	—	—	21,741
Options purchased	(444,134)	(429,231)	(852,546)	(1,576,981)
Options written	869,329	931,472	1,645,565	4,479,468
Net realized gain on investments and options	358,558	502,241	785,277	3,522,050

Net change in unrealized appreciation (depreciation) on:
Investments	955,760	867,732	617,675	4,858,854
Options purchased	5,153	9,059	20,410	25,383
Options written	(103,525)	(126,374)	(221,894)	(1,128,427)
Net change in unrealized appreciation on investments and options	857,388	750,417	416,191	3,755,810

Net gain on investments and options	1,215,946	1,252,658	1,201,468	7,277,860

Net increase in net assets resulting from operations	$1,041,302	$1,278,945	$1,682,239	$7,472,509

(a) Interest expense is incurred with respect to the Funds’ options investment strategy.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CASH FLOWS

ANNUAL REPORT

	WP Smaller Companies	WP International Companies			WP Large Cap
	Income Plus Fund	Income Plus Fund	WP Income Plus Fund		Income Plus Fund

	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended
	November 30, 2019	November 30, 2019	November 30, 2019		November 30, 2019

Increase (decrease) in cash:
Cash flows from operating activities:
Net increase in net assets from operations	$1,041,302	$1,278,945	$1,682,239		$7,472,509
Adjustments to reconcile net increase in net assets from operations to net cash (used in)/provided from operating activities:
Purchase of investments and options	(2,178,577)	(1,058,447)	(1,541,028)		(7,589,783)
Proceeds from disposition of investments and options	148,971	209,473	1,512,866		2,408,308
Purchases/sales of short-term investment securities, net	(6,518)	(195,908)	167,856		127,226
Increase (decrease) in dividends and interest receivable	54	(146)	263		(30,345)
Increase (decrease) in prepaid expenses	(2,752)	(474)	(6,288)		530
Premiums received from options written	6,538,807	6,807,427	10,981,413		25,389,815
Payments to cover options written	(5,396,989)	(5,808,079)	(9,352,235)		(21,244,775)
Increase in accrued distribution (12b-1) fees	(2,643)	(1,484)	(4,597)		(7,645)
Decrease in expense reimbursement due from administrator	—	—	4,792		—
Increase in accrued expenses	739	654	1,497		17,231
Net unrealized appreciation on investments and options	(857,388)	(750,417)	(416,191)		(3,755,810)
Net realized gain on investments and options	(358,558)	(502,241)	(785,277)		(3,500,309)
Net cash (used in)/provided from operating activities	(1,073,552)	(20,697)	2,245,310		(713,048)

Cash flows from financing activities:
Proceeds from Fund shares sold	1,869,926	1,212,021	714,257		3,749,175
Payment on Fund shares redeemed	(694,491)	(993,740)	(2,406,501	)(a)	(2,620,000	)(b)
Cash distributions paid	—	—	(56,565	)(a)	(293	)(b)
Net cash (used in)/provided from financing activities	1,175,435	218,281	(1,748,809)		1,128,882

Net increase in cash	101,883	197,584	496,501		415,834

Cash:
Beginning of year	107,690	161,872	79		491,400
End of year	$209,573	$359,456	$496,580		$907,234

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statements of Assets and Liabilities:
Cash	$—	$—	$—		$—
Deposits at broker for written options	107,690	161,872	79		491,400

Reconciliation of restricted and unrestricted cash at the end of the year to the Statements of Assets and Liabilities:
Cash	$1,110	$1,927	$2,824		$6,858
Deposits at broker for written options	208,463	357,529	493,756		900,376

(a) Noncash financing activities not included herein consist of reinvestment of distributions of $419,952 and an decrease in payable for Fund shares redeemed of $8,300.

(b) Noncash financing activities not included herein consist of reinvestment of distributions of $31,506 and an decrease in payable for Fund shares redeemed of $8,000.

Interest paid by the Funds was $54,323, $62,619, $101,703, and $198,771, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	WP Smaller Companies
	Income Plus Fund

	For the	For the
	Year Ended	Year Ended
	November 30, 2019	November 30, 2018

Increase (decrease) in net assets from:
Operations:
Net investment loss	$(174,644)	$(134,298)
Net realized gain on investments and options	358,558	72,186
Net change in unrealized appreciation on investments and options	857,388	88,991
Net increase in net assets resulting from operations	1,041,302	26,879

Distributions to shareholders from:
Total distributable earnings - Institutional Class	—	(126,893)
Total distributions	—	(126,893)

Capital transactions:
Net proceeds from shares sold	1,869,926	2,489,576
Reinvestment of distributions	—	125,808
Cost of shares redeemed	(694,491)	(131,972)
Net increase in net assets from capital transactions	1,175,435	2,483,412

Increase in net assets	2,216,737	2,383,398

Net Assets:
Beginning of year	8,011,837	5,628,439

End of year	$10,228,574	$8,011,837

Capital share transactions:
Shares sold	132,394	179,447
Shares reinvested	—	9,700
Shares redeemed	(51,664)	(9,824)
Net increase from capital share transactions	80,730	179,323

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	WP International Companies
	Income Plus Fund

	For the	For the
	Year Ended	Year Ended
	November 30, 2019	November 30, 2018

Increase (decrease) in net assets from:
Operations:
Net investment income	$26,287	$7,402
Net realized gain on investments and options	502,241	62,150
Net change in unrealized appreciation (depreciation) on investments and options	750,417	(1,305,353)
Net increase (decrease) in net assets resulting from operations	1,278,945	(1,235,801)

Distributions to shareholders from:
Total distributable earnings - Institutional Class	—	(230,570)
Total distributions	—	(230,570)

Capital transactions:
Net proceeds from shares sold	1,212,021	1,714,335
Reinvestment of distributions	—	229,459
Cost of shares redeemed	(993,740)	(458,990)
Net increase in net assets from capital transactions	218,281	1,484,804

Increase in net assets	1,497,226	18,433

Net Assets:
Beginning of year	8,987,489	8,969,056

End of year	$10,484,715	$8,987,489

Capital share transactions:
Shares sold	101,936	137,779
Shares reinvested	—	18,327
Shares redeemed	(86,756)	(37,537)
Net increase from capital share transactions	15,180	118,569

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	WP Income Plus Fund

	For the	For the
	Year Ended	Year Ended
	November 30, 2019	November 30, 2018

Increase (decrease) in net assets from:
Operations:
Net investment income	$480,771	$461,738
Net realized gain (loss) on investments and options	785,277	(29,171)
Net change in unrealized appreciation (depreciation) on investments and options	416,191	(1,192,189)
Net increase (decrease) in net assets resulting from operations	1,682,239	(759,622)

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(476,517)	(1,196,270)
Total distributions	(476,517)	(1,196,270)

Capital transactions:
Net proceeds from shares sold	714,257	2,942,676
Reinvestment of distributions	419,952	1,133,995
Cost of shares redeemed	(2,398,201)	(1,170,599)
Net increase (decrease) in net assets from capital transactions	(1,263,992)	2,906,072

Increase (decrease) in net assets	(58,270)	950,180

Net Assets:
Beginning of year	15,436,976	14,486,796

End of year	$15,378,706	$15,436,976

Capital share transactions:
Shares sold	65,973	276,985
Shares reinvested	41,190	105,867
Shares redeemed	(242,698)	(111,726)
Net increase (decrease) from capital share transactions	(135,535)	271,126

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	WP Large Cap Income Plus Fund

	For the	For the	For the
	Year Ended	Period Ended	Year Ended
	November 30, 2019	November 30, 2018 (a)	August 31, 2018

Increase (decrease) in net assets from:
Operations:
Net investment income	$194,649	$18,811	$26,765
Net realized gain (loss) on investments and options	3,522,050	45,459	(695,762)
Net change in unrealized appreciation (depreciation) on investments and options	3,755,810	(2,383,595)	5,876,994
Net increase (decrease) in net assets resulting from operations	7,472,509	(2,319,325)	5,207,997

Distributions to shareholders from:
Total distributable earnings - Institutional Class (b)	(31,799)	—	(831,393)
Total distributions	(31,799)	—	(831,393)

Capital transactions:
Net proceeds from shares sold	3,749,175	911,050	4,093,289
Reinvestment of distributions	31,506	—	823,099
Cost of shares redeemed	(2,612,000)	(423,971)	(2,695,904)
Net increase in net assets from capital transactions	1,168,681	487,079	2,220,484

Increase (decrease) in net assets	8,609,391	(1,832,246)	6,597,088

Net Assets:
Beginning of year/period	34,625,892	36,458,138	29,861,050

End of year/period (c)	$43,235,283	$34,625,892	$36,458,138

Capital share transactions:
Shares sold	254,717	64,140	296,471
Shares reinvested	2,986	—	59,558
Shares redeemed	(184,556)	(30,384)	(196,281)
Net increase from capital share transactions	73,147	33,756	159,748

(a) Represents the period from September 1, 2018 through November 30, 2018. The WP Large Cap Income Plus Fund changed its fiscal year end from August 31 to November 30.

(b) Current year presentation of distributions confirms with S-X Disclosure Simplification. Distributions were $148,390 from net investment income and $683,003 from realized capital gains for the year ended August 31, 2018 and  have been consolidated to conform with S-X Disclosure Simplification.

(c) Includes $0 of net investment income for the year ended August 31, 2018.  The SEC eliminated the requirement to disclose net investment income in 2018.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Smaller Companies
	Income Plus Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016 (a)

Net Asset Value, Beginning of Year/Period	$13.31	$13.32	$11.53	$10.00

Investment Operations:
Net investment loss (b)	(0.27)	(0.26)	(0.21)	(0.42)
Net realized and unrealized gain on investments and options	1.95	0.55	2.00	1.95
Total from investment operations	1.68	0.29	1.79	1.53

Distributions:
From net realized capital gains	—	(0.30)	—	—
Total distributions	—	(0.30)	—	—

Net Asset Value, End of Year/Period	$14.99	$13.31	$13.32	$11.53

Total Return (c)	12.62%	2.23%	15.52%	15.30	% (d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$10,229	$8,012	$5,628	$3,332

Ratios of expenses to average net assets (g) (i):
Before fees waived and expenses absorbed	3.37%	3.77%	3.82%	5.63	%(e) (f)
After fees waived and expenses absorbed	3.32%	3.15%	3.12%	5.63	%(e) (f)

Ratios of net investment loss (h) (i):
Before fees waived and expenses absorbed	(2.05)%	(2.50)%	(2.42)%	(4.40	)%(e) (f)
After fees waived and expenses absorbed	(2.00)%	(1.88)%	(1.72)%	(4.40	)%(e) (f)

Portfolio turnover rate	0.25%	0.00%	0.00%	0.00	% (d)

(a)	The WP Smaller Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)

The ratios include 0.61%, 0.40%, 0.29% and 0.16% of interest expense during the years ended November 30, 2019, November 30, 2018 and November 30, 2017 and the period ended November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP International Companies
	Income Plus Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016 (a)

Net Asset Value, Beginning of Year/Period	$10.93	$12.74	$10.16	$10.00

Investment Operations:
Net investment income (loss) (b)	0.03	0.01	(0.07)	(0.36)
Net realized and unrealized gain (loss) on investments and options	1.56	(1.49)	2.65	0.52
Total from investment operations	1.59	(1.48)	2.58	0.16

Distributions:
From net realized capital gains	—	(0.33)	—	—
Total distributions	—	(0.33)	—	—

Net Asset Value, End of Year/Period	$12.52	$10.93	$12.74	$10.16

Total Return (c)	14.55%	(11.97)%	25.39%	1.60	% (d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$10,485	$8,987	$8,969	$3,225

Ratios of expenses to average net assets (g) (i):
Before fees waived and expenses absorbed	3.35%	3.44%	3.18%	5.97	%(e) (f)
After fees waived and expenses absorbed	3.34%	3.15%	3.03%	5.97	%(e) (f)

Ratios of net investment income (loss) (h) (i):
Before fees waived and expenses absorbed	0.27%	(0.21)%	(0.77)%	(4.06	)%(e) (f)
After fees waived and expenses absorbed	0.28%	0.08%	(0.62)%	(4.06	)%(e) (f)

Portfolio turnover rate	0.00%	0.00%	0.00%	0.00	% (d)

(a)	The WP International Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)

The ratios include 0.64%, 0.41%, 0.23% and 0.14% of interest expense during the years ended November 30, 2019, November 30, 2018 and November 30, 2017 and the period ended November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Income Plus Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016 (a)

Net Asset Value, Beginning of Year/Period	$10.06	$11.46	$10.78	$10.00

Investment Operations:
Net investment income (b)	0.34	0.33	0.26	0.09
Net realized and unrealized gain (loss) on investments and options	0.93	(0.83)	0.76	0.76
Total from investment operations	1.27	(0.50)	1.02	0.85

Distributions:
From net investment income	(0.34)	(0.32)	(0.25)	(0.07)
From net realized capital gains	—	(0.58)	(0.09)	—
Total distributions	(0.34)	(0.90)	(0.34)	(0.07)

Net Asset Value, End of Year/Period	$10.99	$10.06	$11.46	$10.78

Total Return (c)	12.90%	(4.69)%	9.44%	8.50	% (d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$15,379	$15,437	$14,487	$8,605

Ratios of expenses to average net assets (g) (i):	3.01%	2.97%	2.87%	3.73	%(e) (f)

Ratios of net investment income (h) (i):	3.20%	3.02%	2.20%	1.22	%(e) (f)

Portfolio turnover rate	1.88%	0.34%	49.17%	37.52	% (d)

(a)	The WP Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)

The ratios include 0.66%, 0.45%, 0.33% and 0.27% of interest expense during the years ended November 30, 2019, November 30, 2018 and November 30, 2017 and the period ended November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the years/periods indicated.

	WP Large Cap Income Plus Fund

	For the	For the		For the	For the	For the	For the
	Year Ended	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2019	November 30, 2018 (i)		August 31, 2018	August 31, 2017	August 31, 2016	August 31, 2015

Net Asset Value, Beginning of Year/Period	$13.77	$14.69		$12.86	$10.31	$8.96	$10.56

Investment Operations:
Net investment income	0.08 (b)	0.01	(b)	0.01	0.08	—	0.03
Net realized and unrealized gain (loss) on investments	2.87	(0.93)		2.17	2.49	1.37	(1.63)
Total from investment operations	2.95	(0.92)		2.18	2.57	1.37	(1.60)

Distributions:
From net investment income	(0.01)	—		(0.06)	(0.02)	—	—
From return of capital	—	—		—	—	(0.02)	—
From net realized capital gains	—	—		(0.29)	—	—	—
Total distributions	(0.01)	—		(0.35)	(0.02)	(0.02)	—

Net Asset Value, End of Year/Period	$16.71	$13.77		$14.69	$12.86	$10.31	$8.96

Total Return (c)	21.50%	(6.26	)%(d)	17.14%	24.95%	15.28%	(15.15)%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$43,235	$34,626		$36,458	$29,861	$23,996	$20,846

Ratios of expenses to average net assets (f) (h):	2.60%	2.75	%(g)	2.73%	2.47%	2.93%	2.92%

Ratios of net investment income (loss):	0.52%	0.21	%(g)	0.08%	0.65%	0.04%	0.32%

Portfolio turnover rate	3.92%	0.26	%(d)	4.01%	3.11%	5.30%	6.88%

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Total Return is for the period from December 4, 2013, the date of initial portfolio trades, through August 31, 2014.
(f)

The ratios include interest expense of 0.52% during the year ended November 30, 2019, 0.48% during the period ended November 30, 2018, 0.33% during the year ended August 31, 2018, 0.19% during the year ended August 31, 2017, 0.20% during the year ended August 31, 2016 and 0.03% during the year ended August 31, 2015.

(g)	Annualized.
(h)	Ratios do not include expenses of the investment companies in which the Fund invests.
(i)	Represents the period from September 1, 2018 through November 30, 2018. The WP Large Cap Income Plus Fund changed its fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

1.           ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Family of Funds (the “Funds”) are series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of the WP Family of Funds: (i) WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), (ii) WP International Companies Income Plus Fund (“International Companies Fund”), (iii) WP Income Plus Fund (“Income Fund”) and (iv) WP Large Cap Income Plus Fund (“Large Cap Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end management investment company and separate series of the Trust. The Smaller Companies Fund, International Companies Fund and Income Fund are non-diversified Funds.  As non-diversified Funds, the Smaller Companies Fund, International Companies Fund and Income Fund may invest a significant portion of their assets in a small number of companies.  A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.  The Large Cap Fund is a diversified Fund.

The investment objective of each Fund is total return. The Funds’ investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Funds offer one class of shares, Institutional Class shares. The Smaller Companies Fund, the International Companies Fund and the Income Fund commenced operations on January 4, 2016. The Large Cap Fund commenced operations on October 10, 2013.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)            Options – The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)             Exchange-Traded and Closed-End Funds – The Funds may invest in Exchange-Traded Funds (“ETFs”) and Closed-End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of November 30, 2019, the iShares Russell 2000 ETF represented 93.31% of the Smaller Companies Fund’s net assets, the iShares MSCI EAFE ETF represented 100.79% of the International Companies Fund’s net assets and the iShares iBoxx High Yield Corporate Bond ETF and the SPDR Bloomberg Barclays High Yield Bond ETF represented 68.07% and 42.97% of the Income Fund’s net assets, respectively. Additional information for these securities, including their financial statements, is available from the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Large Cap Fund did not invest greater than 25% of its net assets in any one security.

d)            Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and for the years ended November 30, 2019, November 30, 2018 and November 30, 2017 and for the period from January 4, 2016, commencement of operations, through November 30, 2016, the Smaller Companies Fund, International Companies Fund and the Income Fund  did not have a liability for any unrecognized tax benefits. As of and for the year ended November 30, 2019, the three month period ended November 30, 2018 (the “period”) and for the years ended August 31, 2018, August 31, 2017 and August 31, 2016, the Large Cap Fund did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year ended November 30, 2019, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities.  The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually for the Smaller Companies Fund, International Companies Fund and Large Cap Fund. Dividends will be paid monthly for the Income Fund.  Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

f)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)             Common Expenses – Common expenses of the Trust are allocated among the Funds within the Trust either based on relative net assets of each Fund, divided equally among the Funds or allocated to specific Funds.  The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund.  Other allocations may also be approved from time to time by the Trustees.

h)            Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of all investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, CEFs and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

2.	SECURITIES VALUATIONS (continued)

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, these securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of November 30, 2019 .

Smaller Companies Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$1,774,260	$—	$—	$1,774,260
Exchange-Traded Fund (2)	9,544,430	—	—	9,544,430
Put Options Purchased	23,100	—	—	23,100
Short-Term Investment	257,552	—	—	257,552
Total Assets	$11,599,342	$—	$—	$11,599,342

Smaller Companies Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$750,710	$—	$—	$750,710
Put Options Written	—	800,425	—	800,425
Total Liabilities	$750,710	$800,425	$—	$1,551,135

International Companies Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$11,459,309	$—	$—	$11,459,309
Put Options Purchased	24,225	—	—	24,225
Short-Term Investment	320,106	—	—	320,106
Total Assets	$11,803,640	$—	$—	$11,803,640

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

2.             SECURITIES VALUATIONS (continued)

International Companies Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$805,640	$—	$—	$805,640
Put Options Written	—	840,050	—	840,050
Total Liabilities	$805,640	$840,050	$—	$1,645,690

Income Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Closed-End Fund (2)	$310,320	$—	$—	$310,320
Exchange-Traded Funds (2)	17,076,316	—	—	17,076,316
Put Options Purchased	40,850	—	—	40,850
Short-Term Investment	186,196	—	—	186,196
Total Assets	$17,613,682	$—	$—	$17,613,682

Income Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$1,300,010	$—	$—	$1,300,010
Put Options Written	—	1,394,800	—	1,394,800
Total Liabilities	$1,300,010	$—	$—	$2,694,810

Large Cap Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$45,372,916	$—	$—	$45,372,916
Closed-End Funds (2)	1,684,184	—	—	1,684,184
Exchange-Traded Funds (2)	1,408,380			1,408,380
Put Options Purchased	96,025	—	—	96,025
Short-Term Investment	249,389	—	—	249,389
Total Assets	$48,810,894	$—	$—	$48,810,894

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

2.             SECURITIES VALUATIONS (continued)

Large Cap Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$3,185,940	$—	$—	$3,185,940
Put Options Written	—	3,368,125	—	3,368,125
Total Liabilities	$3,185,940	$3,368,125	$—	$6,554,065

(1)             As of and for the year ended November 30, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)              All common stock, CEFs and ETFs held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and CEFs and ETFs by investment type, please refer to the Schedules of Investments.

3.	DERIVATIVES TRANSACTIONS

As of November 30, 2019, portfolio securities valued at $11,238,890, $11,459,309, 17,386,636 and $48,465,481 were held in segregated accounts by the custodian as collateral for options written by the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively.

The average monthly notional value of options contracts purchased and written by each Fund for the year ended November 30, 2019, were as follows:

Smaller Companies Fund	Average Notional Value

Put Options Purchased	$58,130,385
Call Options Written	(10,203,269)
Put Options Written	(25,152,692)

International Companies Fund	Average Notional Value

Put Options Purchased	$61,383,654
Call Options Written	(11,655,769)
Put Options Written	(27,657,308)

Income Plus Fund	Average Notional Value

Put Options Purchased	$120,413,846
Call Options Written	(19,095,769)
Put Options Written	(45,793,846)

Large Cap Fund	Average Notional Value

Put Options Purchased	$222,826,154
Call Options Written	(47,024,808)
Put Options Written	(103,119,423)

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

3.	DERIVATIVES TRANSACTIONS (continued)

As of November 30, 2019, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Smaller Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$23,100	$23,100
Total Assets		$23,100	$23,100

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$750,710	$750,710
Put options written	Options written, at value	800,425	800,425
Total Liabilities		$1,551,135	$1,551,135

International Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$24,225	$24,225
Total Assets		$24,225	$24,225

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$805,640	$805,640
Put options written	Options written, at value	840,050	840,050
Total Liabilities		$1,645,690	$1,645,690

Income Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$40,850	$40,850
Total Assets		$40,850	$40,850

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$1,300,010	$1,300,010
Put options written	Options written, at value	1,394,800	1,394,800
Total Liabilities		$2,694,810	$2,694,810

Large Cap Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$96,025	$96,025
Total Assets		$96,025	$96,025

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$3,185,940	$3,185,940
Put options written	Options written, at value	3,368,125	3,368,125
Total Liabilities		$6,554,065	$6,554,065

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

3.	DERIVATIVES TRANSACTIONS (continued)

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the year ended November 30, 2019, are recorded in the following locations in the Statements of Operations:

Smaller Companies Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$5,153	$5,153
Call options written	Options written	(544,768)	(544,768)
Put option written	Options written	441,243	441,243
		$(98,352)	$(98,352)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(444,134)	$(444,134)
Call options written	Options written	97,693	97,693
Put option written	Options written	771,636	771,636
		$425,195	$425,195

International Companies Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$9,059	$9,059
Call options written	Options written	(635,218)	(635,218)
Put option written	Options written	508,844	508,844
		$(117,315)	$(117,315)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(429,231)	$(429,231)
Call options written	Options written	162,379	162,379
Put option written	Options written	769,093	769,093
		$502,241	$502,241

Income Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$20,410	$20,410
Call options written	Options written	(1,072,820)	(1,072,820)
Put option written	Options written	850,926	850,926
		$(201,484)	$(201,484)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(852,546)	$(852,546)
Call options written	Options written	356,907	356,907
Put option written	Options written	1,288,658	1,288,658
		$793,019	$793,019

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

3.       DERIVATIVES TRANSACTIONS (continued)

Large Cap Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$25,383	$25,383
Call options written	Options written	(2,849,455)	(2,849,455)
Put option written	Options written	1,721,028	1,721,028
		$(1,103,044)	$(1,103,044)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(1,576,981)	$(1,576,981)
Call options written	Options written	1,372,052	1,372,052
Put option written	Options written	3,107,416	3,107,416
		$2,902,487	$2,902,487

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2019.

Smaller Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,551,135	(1)	$—	$1,551,135	(1)	$1,342,672	(2)	$208,463	$—
Total	$1,551,135	(1)	$—	$1,551,135	(1)	$1,342,672	(2)	$208,463	$—

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

3.       DERIVATIVES TRANSACTIONS (continued)

International Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,645,690	(1)	$—	$1,645,690	(1)	$1,288,161	(2)	$357,529	$—
Total	$1,645,690	(1)	$—	$1,645,690	(1)	$1,288,161	(2)	$357,529	$—

Income Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$2,694,810	(1)	$—	$2,694,810	(1)	$2,201,054	(2)	$493,756	$—
Total	$2,694,810	(1)	$—	$2,694,810	(1)	$2,201,054	(2)	$493,756	$—

(1) Written options at value as presented in the Funds’ Schedules of Options Written.

(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

3.       DERIVATIVES TRANSACTIONS (continued)

Large Cap Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$6,554,065	(1)	$—	$6,554,065	(1)	$5,653,689	(2)	$900,376	$—
Total	$6,554,065	(1)	$—	$6,554,065	(1)	$5,653,689	(2)	$900,376	$—

(1) Written options at value as presented in the Funds’ Schedules of Options Written.

(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

4.            INVESTMENT TRANSACTIONS

For the year ended November 30, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Smaller Companies Fund	$1,620,502	$23,602
International Companies Fund	438,952	—
Income Fund	322,135	1,098,208
Large Cap Fund	5,296,232	1,641,755

There were no U.S. Government securities purchased or sold during the year ended November 30, 2019.

5.             ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of each Fund’s net assets. For the year ended November 30, 2019, the Adviser earned management fees as follows:

Management Fees
Smaller Companies Fund	$118,460
International Companies Fund	128,311
Income Fund	202,893
Large Cap Fund	505,102

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser had entered into a contractual agreement with the Trust under which it had agreed to waive or reduce its fees and to assume other expenses of the Smaller Companies Fund, International Companies Fund and Income Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended) to not more than 2.50%. The contractual agreement expired on March 30, 2019 and was not renewed. The Adviser has also entered into a contractual agreement with the Trust with respect to the Large Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.50%. The contractual agreement expired on December 31, 2019 and was not renewed. For the year ended November 30, 2019, the Adviser waived management fees as follows:

Management Fees Waived
Smaller Companies Fund	$4,552
International Companies Fund	1,223
Income Fund	—
Large Cap Fund	—

The Funds may, at a later date, reimburse the Adviser the management fees waived or limited and other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous three fiscal years, if the total annual fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the operating expense limits with respect to the average daily net assets of the Funds (or any lower expense limitation or limitations to which the parties may otherwise agree) that were in effect at the time they were waived. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	November 30, 2022	November 30, 2021	November 30, 2020
Smaller Companies Fund	$4,552	$44,420	$31,903
International Companies Fund	$1,223	27,465	10,825
Income Fund	—	—	—
Large Cap Fund	—	—	—

An Interested Trustee is also a managing member of the Adviser.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records. The ICSA provides for certain minimum fees along with basis points fees. In addition if the ICSA is terminated before the contractual agreement date, there are certain fees and expenses for early termination.

For the year ended November 30, 2019, amounts paid to M3Sixty, including compliance officer fees and out of pocket expenses, were as follows:

ICSA Fees
Smaller Companies Fund	$42,067
International Companies Fund	43,999
Income Fund	53,928
Large Cap Fund	110,112

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Certain officers of the Trust are also employees and/or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Funds. M3SixtyD serves as underwriter/distributor of the Funds.

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% for Institutional Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the year ended November 30, 2019, the Funds accrued 12b-1 expenses attributable to Institutional Class shares as follows:

12b-1 Fees
Smaller Companies Fund	$14,652
International Companies Fund	18,533
Income Fund	29,033
Large Cap Fund	70,496

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of investments owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2019, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Smaller Companies Fund	$9,052,468	$2,592,676	$(45,802)	$2,546,874
International Companies Fund	10,602,322	1,230,973	(29,655)	1,201,318
Income Fund	17,513,712	298,314	(198,344)	99,970
Large Cap Fund	33,934,987	16,702,090	(1,826,184)	14,875,906

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives and the tax deferral of losses on tax straddles and wash sales.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2019, the Funds’ most recent fiscal year end, were as follows:

	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss, Late Year Loss and Other Losses	Total Distributable Earnings
Smaller Companies Fund	$2,546,874	$—	$11,812	$—	$(365,621)	$2,193,065
International Companies Fund	1,201,318	13,633	81,889	—	—	1,296,840
Income Fund	99,970	39,751	25,600	—	(38,411)	126,910
Large Cap Fund	14,875,906	360,114	814,533	—	—	16,050,553

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

6.	TAX MATTERS (continued)

During the year ended November 30, 2019, the Funds utilized capital loss carry forwards as follows:

Capital Loss Carryforwards Utilized
Smaller Companies Fund	$199,808
International Companies Fund	197,007
Income Fund	396,383
Large Cap Fund	1,226,552

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2019, the Funds elected to defer losses as indicated in the chart below.

	Post-October Losses	Post-December Losses
	Deferred	Deferred
Smaller Companies Fund	$—	$178,084
International Companies Fund	—	—
Income Fund	—	—
Large Cap Fund	—	—

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. The reclassifications listed below have no impact on the net asset value of the Funds and are as a result of non-deductible expenses, net operating losses and return of capital adjustments. As of November 30, 2019, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

	Total Distributable Earnings	Paid-in Capital
Smaller Companies Fund	$124,903	$(124,903)
International Companies Fund	496	(496)
Income Fund	3,989	(3,989)
Large Cap Fund	4	(4)

During the year ended November 30, 2019, the Funds made the following distributions:

	Long-Term Capital Gains	Ordinary Income	Return of Capital
Smaller Companies Fund	$—	$—	$—
International Companies Fund	—	—	—
Income Fund	—	476,517	—
Large Cap Fund	—	31,799	—

During the year/period ended November 30, 2018, the Funds made the following distributions:

	Long-Term Capital Gains	Ordinary Income	Return of Capital
Smaller Companies Fund	$126,893	$—	$—
International Companies Fund	160,915	48,500	21,155
Income Fund	317,904	878,366	—
Large Cap Fund	—	—	—

During the year ended August 31, 2018, the Large Cap Fund distributed $752,847 of ordinary income, $70,838 of long-term capital gains and $7,708 of return of capital distributions.

WP Trust	ANNUAL REPORT

WP Family of Funds

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management has evaluated the implications of certain provisions of ASU 2018-13 and has elected to early adopt all aspects of the amendment effective with the Funds’ financial statements within this Annual Report.

9.	SUBSEQUENT EVENTS

On December 20, 2019, the International Companies Fund declared an ordinary income distribution of $112,299 and a long-term capital gain distribution of $82,791, which were payable on December 20, 2019. On December 20, 2019, the Income Fund declared an ordinary income distribution of $135,624 and a long-term capital gain distribution of $30,953, which were payable on December 20, 2019. On December 20, 2019, the Large Cap Fund declared an ordinary income distribution of $300,418 and a long-term capital gain distribution of $769,751, which were payable on December 20, 2019. Each of these distributions were paid to shareholders of record as-of December 19, 2019. The Smaller Companies Fund did not declare any distributions in December.

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, WP Income Plus Fund, and WP Large Cap Income Plus Fund and Board of Trustees of WP Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, options purchased and options written of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, WP Income Plus Fund, and WP Large Cap Income Plus Fund, (the “Funds”), each a series of WP Trust as of November 30, 2019, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four periods in the period then ended for WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, and WP Income Plus Fund, and the related statements of operations and cash flows for the year ended November 30, 2019, the three months ended November 30, 2018 and for the year ended August 31, 2018, the statements of changes in net assets for the year ended November 30, 2019, three months ended November 30, 2018 and for the year ended August 31, 2018, including the related notes, and the financial highlights for the year ended November 30, 2019, and each of the periods ended November 30, 2018, August 31, 2018, August 31, 2017 and August 31, 2016 for WP Large Cap Income Plus Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2019, the results of their operations and cash flows indicated, the changes in their net assets, and the financial highlights for each of the periods, in conformity with accounting principles generally accepted in the United States of America.

The WP Large Cap Income Plus Fund’s financial highlights for the periods ended August 31, 2015 and prior, were audited by other auditors whose report dated October 27, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Winning Points Advisors, LLC since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 29, 2020

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2019 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. During the year ended November, 2019, the Funds paid the following distributions:

	Long-Term Capital Gains	Ordinary Income
Smaller Companies Fund	$—	$—
International Companies Fund	—	—
Income Fund	—	476,517
Large Cap Fund	—	31,799

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2019 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section of the annual report provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers – Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Donald H. Baxter YOB : 1942	Trustee	Since 2015	President and Treasurer, Baxter Financial Corporation (investment advisor) (1989 to present).	Five	None
Ronald F. Rohe YOB : 1943	Trustee	Since 2015	Secretary and Chief Compliance Officer, Baxter Financial Corporation (investment advisor) (1990 to present).	Five	None
Michael G. Rogan YOB : 1963	Trustee	Since 2015	President, Rogan & Associates, Inc. (investment advisor) (1997 to present).	Five	None
Interested Trustees*
Charles S. Stoll YOB : 1955	President, Trustee	Since 2015	Managing Member and Chief Compliance Officer, Winning Points Advisors, LLC (1989 to present).	Five	None
Bradley J. Alden YOB: 1974	Trustee	Since 2015	Program Lead, Culmen International, LLC (Government Consulting Services) (2010 to present).	Five	None
Officers
Stephen R. Roberts YOB : 1953	Chief Compliance Officer	Since 2018	Chief Compliance Officer, Matrix360 Distributors, LLC (2017 – present); Business Unit Compliance Consultant, State Street (2015 -2016); Chief Compliance Officer/Senior Compliance Principal, VSR Financial Services, Inc. (2005 – 2014).	N/A	N/A
*	Mr. Stoll is an Interested Trustee because he is a managing member of Winning Points Advisors, LLC, the investment adviser to four funds in the Trust. Mr. Alden is an Interested Trustee because he has a familial relationship with a member of Winning Points Advisors, LLC, the investment adviser to four funds in the Trust.

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2019 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers (continued)
Andràs P. Teleki YOB : 1971	Secretary	Since 2016

Chief Legal Officer, M3Sixty Administration,

LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, 360 Funds (2015- present); Chief Compliance Officer and Secretary, M3Sixty Funds (2016-present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015); Partner, K&L Gates, (2009-2015).

				N/A	N/A
Larry E. Beaver, Jr.** YOB: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-Present); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer	Since 2013	Chief Operating Officer, M3Sixty Administration, LLC, (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016); Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010-2012).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2018	Director, Transfer Agency and Mutual Fund Operations, M3Sixty Administration, LLC (2012-present); Senior Client Service Advisor, Boston Financial Data Services (1999-2012).	N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2017	Attorney, Practus, LLP (law firm) (May 2018–present); The Law Offices of John H. Lively & Associates, Inc. (law firm) (2010-May 2018).	N/A	N/A
**	Effective December 28, 2018. Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2019 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including M3SixtyD (the Funds’ principal underwriter) and M3Sixty. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. Trustee compensation for the Funds during year ended November 30, 2019 was as follows:

Name of Trustee1/Officer	Aggregate Compensation From the Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$9,900	None	None	$9,900
Ronald F. Rohe	$9,900	None	None	$9,900
Michael G. Rogan	$9,900	None	None	$9,900
Interested Trustees and Officers
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Bradley J. Alden	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers five (5) series of shares.

[2]	Figures are for the year ended November 30, 2019.

WP Trust	ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended November 30, 2019

	Beginning Account Value (06/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (11/30/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Smaller Companies Fund (+10.71%)	$1,000.00	3.21%	$1,107.10	$16.96
International Companies Fund (+10.21%)	$1,000.00	3.22%	$1,102.10	$16.97
Income Fund (+5.35%)	$1,000.00	2.94%	$1,053.50	$15.13
Large Cap Fund (16.77%)	$1,000.00	2.46%	$1,167.70	$13.37

Hypothetical 5% Return
Smaller Companies Fund	$1,000.00	3.21%	$1,009.00	$16.17
International Companies Fund	$1,000.00	3.22%	$1,008.90	$16.22
Income Fund	$1,000.00	2.94%	$1,010.30	$14.82
Large Cap Fund	$1,000.00	2.46%	$1,012.70	$12.41

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectuses, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read them carefully before you invest or send money.

WP Trust	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2019 for the Funds were as follows:
Smaller Companies Fund	3.98%
International Companies Fund	3.81%
Income Fund	3.52%
Large Cap Fund	2.84%

The Adviser had entered into a contractual agreement with the Trust under which it had agreed to waive or reduce its fees and to assume other expenses of the Smaller Companies Fund, International Companies Fund and Income Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended) to not more than 2.50%. The contractual agreement expired on March 30, 2019 and was not renewed. The Adviser has also entered into a contractual agreement with the Trust with respect to the Large Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.50%. The contractual agreement expired on December 31, 2019 and was not renewed. Total Gross Operating Expenses for the year ended November 30, 2019, were 3.37%, 3.35%, 3.01% and 2.60% for the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively. Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the year ended November 30, 2019.

WP TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Winning Points Advisers, LLC

129 NW 13th Street

Suite D-26

Boca Raton, FL 33431

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue

Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the year covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Ronald F. Rohe. Mr. Rohe is “independent” for purposes of this Item.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were as follows:

Fund	Fiscal Year Ended November 30, 2019	Fiscal Year/Period Ended November 30, 2018	Fiscal Year Ended November 30, 2017	Fiscal Year Ended August 31, 2018
WPSMX	$ 15,625	$ 12,500	$ 12,500	$ —
WPITX	15,625	12,500	12,500	—
WPINX	15,625	12,500	12,500	—
WPLCX*	15,625	5,200	—	13,000

* The WP Large Cap Income Plus Fund changed its fiscal year end from August 31st to November 30th after its August 31, 2018 fiscal year end.

(b)	Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were as follows:

Fund	Fiscal Year Ended November 30, 2019	Fiscal Year/Period Ended November 30, 2018	Fiscal Year Ended November 30, 2017	Fiscal Year Ended August 31, 2018
WPSMX	$ 3,000	$ 2,500	$ 2,500	$ —
WPITX	3,000	2,500	2,500	—
WPINX	3,000	2,500	2,500	—
WPLCX*	3,000	2,500	—	2,500

* The WP Large Cap Income Plus Fund changed its fiscal year end from August 31st to November 30th after its August 31, 2018 fiscal year end.

The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. The aggregate fees billed for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were as follows:

Fund	Fiscal Year Ended November 30, 2019	Fiscal Year/Period Ended November 30, 2018	Fiscal Year Ended November 30, 2017	Fiscal Year Ended August 31, 2018
WPSMX	$ 575	$ 500	$ 500	$ —
WPITX	575	500	500	—
WPINX	575	500	500	—
WPLCX*	575	—	—	940

* The WP Large Cap Income Plus Fund changed its fiscal year end from August 31st to November 30th after its August 31, 2018 fiscal year end.

The fees were for the review of the Funds’ semi-annual reports.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years/period, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable, Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable, Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By:	Charles S. Stoll	/s/ Charles S. Stoll
Principal Executive Officer,
Date: March 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:	Charles S. Stoll	/s/ Charles S. Stoll
Principal Executive Officer
Date: March 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:	Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: March 4, 2020